Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222702
Account Value [Line Items]
Account Value	$ 11,147	$ 11,058	$ 11,014	$ 10,765	$ 10,291	$ 10,075	$ 9,520	$ 9,435	$ 9,150	$ 9,002	$ 8,996	$ 8,904	$ 9,220	$ 9,688	$ 9,990	$ 10,120	$ 10,000
C000222703
Account Value [Line Items]
Account Value	561,072	556,606	554,065	541,621	517,272	506,450	477,888	473,654	459,365	451,956	451,348	446,254	462,046	484,970	500,000	506,000	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,451	9,479	9,379	9,391	8,962	8,958	8,776	8,753	8,847	8,670	8,673	8,858	9,040	9,603	9,951	10,011	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	472,563	473,930	468,955	469,562	448,102	447,914	438,788	437,629	442,327	433,491	433,671	442,914	452,013	480,173	497,555	500,558	500,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	11,047	10,921	10,825	10,703	10,221	10,055	9,613	9,536	9,359	9,191	9,135	9,058	9,317	9,761	10,014	10,095	10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	$ 552,368	$ 546,035	$ 541,236	$ 535,160	$ 511,044	$ 502,732	$ 480,650	$ 476,814	$ 467,974	$ 459,549	$ 456,760	$ 452,906	$ 465,855	$ 488,070	$ 500,686	$ 504,738	$ 500,000